FINANCIAL INSTRUMENTS - Financial instruments (Details)	12 Months Ended
	Dec. 31, 2024 CAD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 MXN ($)	Dec. 31, 2023 CAD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 MXN ($)	Dec. 31, 2023 CAD ($) $ / shares	Dec. 31, 2023 CAD ($) $ / shares	Dec. 31, 2023 CAD ($) $ / $	Dec. 31, 2024 USD ($)	Dec. 31, 2024 MXN ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 MXN ($)
Disclosure of maturity analysis for derivative financial liabilities [line items]
Total foreign currency	$ 13,688,000	$ 140,459,000	$ (181,409,000)	$ 22,347,000	$ (20,476,000)	$ (141,682,000)
Exchange rate	1.4388	1	20.2683				1.3226	1	16.8935
Equivalent US dollars	$ 9,513,000			16,896,000			$ 16,896,000	$ 16,896,000	$ 16,896,000	$ 140,459,000	$ (8,950,000)	$ (20,476,000)	$ (8,387,000)
Trade payables.
Disclosure of maturity analysis for derivative financial liabilities [line items]
Total foreign currency	(3,882,000)	$ (9,994,000)	$ (126,241,000)	(487,000)	(5,632,000)	(55,827,000)
Lease obligations
Disclosure of maturity analysis for derivative financial liabilities [line items]
Total foreign currency	(741,000)	(375,000)	(26,130,000)	(1,041,000)	(486,000)	(27,607,000)
Fresnillo obligation
Disclosure of maturity analysis for derivative financial liabilities [line items]
Total foreign currency					(88,350,000)
Accrued liabilities
Disclosure of maturity analysis for derivative financial liabilities [line items]
Total foreign currency	(477,000)	(693,000)	(36,806,000)	(3,431,000)	(2,636,000)	(70,764,000)
Derivative liabilities
Disclosure of maturity analysis for derivative financial liabilities [line items]
Total foreign currency	0	(249,000)
Cash
Disclosure of maturity analysis for derivative financial liabilities [line items]
Total foreign currency	18,669,000	147,529,000	6,990,000	27,168,000	75,645,000	7,523,000
Accounts receivable
Disclosure of maturity analysis for derivative financial liabilities [line items]
Total foreign currency	94,000	108,000	$ 778,000	68,000	25,000	$ 4,993,000
Restricted cash
Disclosure of maturity analysis for derivative financial liabilities [line items]
Total foreign currency	25,000	746,000		$ 70,000	$ 958,000
Derivative assets
Disclosure of maturity analysis for derivative financial liabilities [line items]
Total foreign currency	$ 0	$ 3,387,000